CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Principal amount	$ 100,000	$ 0
Less: unamortized debt discount	(7,083)	0
Convertible note payable, net	$ 92,917	$ 0